OTHER LONG-TERM LIABILITIES - Expected Benefit Payments (Details) € in Thousands	Dec. 31, 2021 EUR (€)
Defined Benefit Retirement Indemnity Plans, France [Member]
2023	€ 67
2026	91
2027-2031	277
Total	435
Defined Benefit Retirement Indemnity Plans, Japan [Member]
2022	102
2023	110
2024	152
2025	162
2026	160
2027-2031	449
Total	€ 1,135